Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Additional Financial Information Disclosure [Text Block]
Note 9 — Supplemental Cash Flow Information

Cash payments for interest during the years ended December 31, 2012 and December 31, 2011 were $17,595 and $18,042, respectively. There were no payments of income taxes during the years ended December 31, 2012 and 2011